UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21561
                                                     ---------

                    Oppenheimer Principal Protected Trust III
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 11/30/2007
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES        VALUE
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--61.9% 1
--------------------------------------------------------------------------------
MONEY MARKET FUND--10.1%
Oppenheimer Institutional Money Market Fund,       6,018,268   $      6,018,268
Cl. E, 4.98% 2
--------------------------------------------------------------------------------
U.S. EQUITY--51.8%
Oppenheimer Main Street Fund, Cl. Y                  717,372         30,803,945
                                                               -----------------
Total Investments in Affiliated Companies
(Cost $31,355,840)                                                   36,822,213

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--37.3%
--------------------------------------------------------------------------------
U.S. Treasury Nts., STRIPS, 3.744%, 2/15/12
3,4 (Cost $21,817,011)                          $ 25,500,000         22,176,381
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--8.9% 5
--------------------------------------------------------------------------------
Undivided interest of 0.01% in joint
repurchase agreement (Principal
Amount/Value $6,000,000,000, with a maturity
value of $6,002,310,000)
with Bank of America NA, 4.62%, dated
11/30/07, to be repurchased at
$570,219 on 12/3/07, collateralized by U.S.
Agency Mortgages, 4.50%-7%,
9/1/19-2/1/36, with a value of $6,120,000,000        570,000            570,000
--------------------------------------------------------------------------------
Undivided interest of 0.06% in joint
repurchase agreement (Principal
Amount/Value $2,250,000,000, with a maturity
value of $2,250,866,250
with Banc of America Securities LLC, 4.62%,
dated 11/30/07, to be
repurchased at $1,250,481 on 12/3/07,
collateralized by U.S. Agency
Mortgages, 0%-5%, 6/1/35-1/1/36, with a
value of $2,295,000,000                            1,250,000          1,250,000
--------------------------------------------------------------------------------
Undivided interest of 0.08% in joint
repurchase agreement (Principal
Amount/Value $1,250,000,000, with a maturity
value of $1,250,475,000)
with Citigroup Global Markets, Inc., 4.56%,
dated 11/30/07, to be
repurchased at $1,000,380 on 12/3/07,
collateralized by U.S. Agencies, 0%-
8.875%, 1/15/08-1/15/38, with a value of
$1,275,000,305                                     1,000,000          1,000,000
--------------------------------------------------------------------------------
Undivided interest of 0.14% in joint
repurchase agreement (Principal
Amount/Value $900,000,000 with a maturity
value of $900,339,750) with
Barclays Capital, 4.53%, dated 11/30/07, to
be repurchased at $1,250,472
on 12/3/07, collateralized by Government
National Mortgage Securities,
4.50%-10%, 12/15/08-11/20/37, with a value
of $918,000,000                                    1,250,000          1,250,000
--------------------------------------------------------------------------------
Undivided interest of 5% in joint repurchase
agreement (Principal
Amount/Value $25,000,000, with a maturity
value of $25,009,974) with
DLJ/Pershing Division, 4.7875%, dated
11/30/07, to be repurchased at
$1,250,499 on 12/3/07, collateralized by
U.S. Agency Mortgages, 4%-8%,
7/29/10-6/15/31, with a value of $25,500,885       1,250,000          1,250,000
                                                               -----------------
Total Investments Purchased with
Cash Collateral from Securities Loaned
(Cost $5,320,000)                                                     5,320,000

--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST
$58,492,851)                                           108.1%        64,318,594
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (8.1)        (4,833,643)

                                                --------------------------------
NET ASSETS                                             100.0%  $     59,484,951
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS


            1 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS   NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES          GROSS         GROSS              SHARES
                                                      AUGUST 31, 2007      ADDITIONS    REDUCTIONS   NOVEMBER 30, 2007
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          5,355,428     18,987,650    18,324,810           6,018,268
Oppenheimer Main Street Fund, Cl. Y                         1,046,720        382,804       712,152             717,372

                                                                                          DIVIDEND            REALIZED
                                                                               VALUE        INCOME               GAIN
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                      $  6,018,268   $    81,343   $              --
Oppenheimer Main Street Fund, Cl. Y                                       30,803,945            --           1,292,024
                                                                        -----------------------------------------------
                                                                        $ 36,822,213   $    81,343   $       1,292,024
                                                                        ===============================================

2. Rate shown is the 7-day yield as of November 30, 2007.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Partial or fully-loaned security. See accompanying Notes.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Long term debt securities having a remaining maturity in excess of sixty days will be valued at the mean between the "bid" and "asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

The Fund invests in Class Y shares of Oppenheimer Main Street Fund and Class E of Oppenheimer Institutional Money Market Fund (the Underlying Funds). The Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Investments in registered investment companies that are not traded on an exchange are valued at that fund's net asset value.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


            2 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED

--------------------------------------------------------------------------------

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may invest in futures contracts on the S&P 500 Index to maintain liquidity to meet shareholder redemptions and minimize trading costs. The Fund seeks to maintain a position in futures contracts on the S&P 500 Index sufficient to allow the Fund to increase or decrease the percentage of the Fund's assets invested in the equity portfolio as permitted by the Warranty Agreement with minimal impact on the trading activities of the Underlying Fund.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are held in cash. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of November 30, 2007, the Fund had outstanding futures contracts as follows:

                               EXPIRATION   NUMBER OF     VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                 DATE   CONTRACTS   NOVEMBER 30, 2007   APPRECIATION
-----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 Index     3/19/08        14       $       5,225,850   $    189,127

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of November 30, 2007, the Fund had on loan securities valued at $5,229,360, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $5,320,000 was received for the loans, all of which was received in cash and subsequently invested in approved investments.


            3 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $ 58,858,529
Federal tax cost of other investments       5,036,723
                                         ------------
Total federal tax cost                   $ 63,895,252
                                         ============

Gross unrealized appreciation            $  5,649,192
Gross unrealized depreciation                      --
                                         ------------
Net unrealized appreciation              $  5,649,192
                                         ============

STATEMENT OF INVESTMENTS AND NOTES FOR OPPENHEIMER MAIN STREET FUND (UNDERLYING
FUND) ARE AS FOLLOWS:


            4 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.9%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Goodyear Tire & Rubber Co. (The) 1                   123,500   $      3,550,625
--------------------------------------------------------------------------------
Johnson Controls, Inc.                               165,200          6,380,024
--------------------------------------------------------------------------------
Lear Corp. 1                                         114,100          3,359,104
                                                               -----------------
                                                                     13,289,753
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Apollo Group, Inc., Cl. A 1                          166,400         12,732,928
--------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                      39,000          4,412,460
                                                               -----------------
                                                                     17,145,388
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.1%
Chipotle Mexican Grill, Inc., Cl. B 1                 43,733          5,052,036
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                     58,500          2,173,275
                                                               -----------------
                                                                      7,225,311
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
Black & Decker Corp. 2                                55,700          4,603,605
--------------------------------------------------------------------------------
KB Home 2                                             81,000          1,692,090
--------------------------------------------------------------------------------
Lennar Corp., Cl. A                                  133,700          2,117,808
--------------------------------------------------------------------------------
NVR, Inc. 1,2                                          8,000          3,936,000
--------------------------------------------------------------------------------
Stanley Works (The)                                   80,400          4,192,860
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 2                   116,700          3,464,823
--------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                127,200          2,629,224
                                                               -----------------
                                                                     22,636,410
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.6%
Amazon.com, Inc. 1                                   677,900         61,390,624
--------------------------------------------------------------------------------
Expedia, Inc. 1                                      117,600          3,833,760
                                                               -----------------
                                                                     65,224,384
--------------------------------------------------------------------------------
MEDIA--4.5%
CBS Corp., Cl. B                                     835,200         22,909,536
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                 1,724,500         61,909,550
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                             1,263,700         25,956,398
--------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1               447,620         19,292,422
--------------------------------------------------------------------------------
Gannett Co., Inc.                                    273,000         10,032,750
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                     412,330         16,748,845
--------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1       38,900          4,631,434
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                              668,300         14,081,081
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                  101,600          4,953,000
--------------------------------------------------------------------------------
Time Warner, Inc.                                  9,940,540        171,573,720
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                              1,476,838         62,056,733
--------------------------------------------------------------------------------
Walt Disney  Co. (The)                             2,666,300         88,387,845
                                                               -----------------
                                                                    502,533,314
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Big Lots, Inc. 1,2                                   135,800          2,535,386
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                           138,700          3,975,142
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                           173,600          4,088,280
--------------------------------------------------------------------------------


            5 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
MULTILINE RETAIL CONTINUED
--------------------------------------------------------------------------------
Macy's, Inc.                                       1,605,000   $     47,588,250
--------------------------------------------------------------------------------
Sears Holdings Corp. 1,2                             366,300         38,648,313
                                                               -----------------
                                                                     96,835,371
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Abercrombie & Fitch Co., Cl. A                        46,400          3,806,656
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                    97,600          1,610,400
--------------------------------------------------------------------------------
AutoZone, Inc. 1,2                                    40,700          4,543,341
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                   111,600          5,697,180
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1,2                                122,100          1,380,951
--------------------------------------------------------------------------------
Gap, Inc. (The)                                      926,207         18,894,623
--------------------------------------------------------------------------------
Home Depot, Inc. 2                                 2,703,500         77,211,960
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                           40,100          1,384,252
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                 169,300          2,901,802
--------------------------------------------------------------------------------
RadioShack Corp. 2                                   206,400          3,818,400
--------------------------------------------------------------------------------
TJX  Cos., Inc. (The)                                 68,230          2,001,868
                                                               -----------------
                                                                    123,251,433
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Fossil, Inc. 1                                        62,400          2,704,416
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                    269,200         17,672,980
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                        44,200          3,048,916
                                                               -----------------
                                                                     23,426,312
--------------------------------------------------------------------------------
CONSUMER STAPLES--4.0%
--------------------------------------------------------------------------------
BEVERAGES--0.8%
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                  860,000         53,406,000
--------------------------------------------------------------------------------
Hansen Natural Corp. 1                                63,700          2,765,217
--------------------------------------------------------------------------------
PepsiCo, Inc.                                        444,190         34,282,584
                                                               -----------------
                                                                     90,453,801
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Costco Wholesale Corp.                               305,624         20,599,058
--------------------------------------------------------------------------------
CVS Corp.                                             33,500          1,343,015
--------------------------------------------------------------------------------
Kroger Co. (The)                                   1,234,810         35,500,788
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                 63,900          3,060,810
                                                               -----------------
                                                                     60,503,671
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.1%
Sara Lee Corp.                                       727,900         12,250,557
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.2%
Procter & Gamble Co. (The)                         1,811,185        134,027,690
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Herbalife Ltd.                                        42,400          1,775,288
--------------------------------------------------------------------------------
TOBACCO--1.3%
Altria Group, Inc.                                 1,874,100        145,355,196
--------------------------------------------------------------------------------
Reynolds American, Inc.                               25,100          1,757,502
                                                               -----------------
                                                                    147,112,698


            6 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
ENERGY--9.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.2%
Dresser-Rand Group, Inc. 1                            80,600   $      2,869,360
--------------------------------------------------------------------------------
Global Industries Ltd. 1                             154,900          3,434,133
--------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                       152,600         10,399,690
--------------------------------------------------------------------------------
Schlumberger Ltd.                                  1,225,000        114,476,250
                                                               -----------------
                                                                    131,179,433
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--8.5%
Chevron Corp.                                      2,296,960        201,604,179
--------------------------------------------------------------------------------
ConocoPhillips                                     1,643,896        131,577,436
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  5,401,996        481,641,963
--------------------------------------------------------------------------------
Marathon Oil Corp.                                    67,400          3,767,660
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                           770,100         53,729,877
--------------------------------------------------------------------------------
Tesoro Corp.                                          98,000          4,819,640
--------------------------------------------------------------------------------
Valero Energy Corp.                                1,075,800         70,002,306
                                                               -----------------
                                                                    947,143,061
--------------------------------------------------------------------------------
FINANCIALS--25.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--6.4%
Ameriprise Financial, Inc.                           691,400         40,578,266
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                        160,900         16,041,730
--------------------------------------------------------------------------------
Charles Schwab Corp. (The)                           359,000          8,727,290
--------------------------------------------------------------------------------
GFI Group, Inc. 1                                     16,100          1,567,818
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    1,006,400        228,090,496
--------------------------------------------------------------------------------
Janus Capital Group, Inc.                            161,400          5,418,198
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                       689,900         43,208,437
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          3,157,300        189,248,562
--------------------------------------------------------------------------------
Morgan Stanley                                     3,373,338        177,842,379
                                                               -----------------
                                                                    710,723,176
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.1%
U.S. Bancorp                                       1,612,770         53,366,559
--------------------------------------------------------------------------------
Wachovia Corp. 2                                   4,192,810        180,290,830
--------------------------------------------------------------------------------
Wells Fargo & Co.                                  3,387,120        109,844,302
                                                               -----------------
                                                                    343,501,691
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
American Express Co.                                 228,800         13,494,624
--------------------------------------------------------------------------------
Capital One Financial Corp.                          160,600          8,561,586
--------------------------------------------------------------------------------
Discover Financial Services                          114,169          1,983,116
                                                               -----------------
                                                                     24,039,326
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.1%
Bank of America Corp.                              6,603,539        304,621,254
--------------------------------------------------------------------------------
CIT Group, Inc.                                      108,600          2,888,760
--------------------------------------------------------------------------------
Citigroup, Inc.                                    8,504,946        283,214,702
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                               6,754,296        308,130,984
                                                               -----------------
                                                                    898,855,700
--------------------------------------------------------------------------------
INSURANCE--6.0%
ACE Ltd.                                             194,700         11,648,901
--------------------------------------------------------------------------------
Allstate Corp.                                     1,072,900         54,846,648
--------------------------------------------------------------------------------


            7 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
INSURANCE CONTINUED
--------------------------------------------------------------------------------
Ambac Financial Group, Inc. 2                         39,000   $      1,061,970
--------------------------------------------------------------------------------
American International Group, Inc.                 4,368,205        253,923,757
--------------------------------------------------------------------------------
Aon Corp.                                            974,400         48,690,768
--------------------------------------------------------------------------------
Assurant, Inc.                                        58,800          3,847,284
--------------------------------------------------------------------------------
Chubb Corp.                                        1,237,600         67,511,080
--------------------------------------------------------------------------------
CNA Financial Corp.                                  174,100          6,170,104
--------------------------------------------------------------------------------
First American Corp. (The) 2                          84,200          2,877,956
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                    1,664,200         43,668,608
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                          94,600          2,908,004
--------------------------------------------------------------------------------
Lincoln National Corp.                               271,600         16,722,412
--------------------------------------------------------------------------------
Loews Corp.                                          342,590         16,372,376
--------------------------------------------------------------------------------
MBIA, Inc. 2                                          46,200          1,686,762
--------------------------------------------------------------------------------
MetLife, Inc.                                        708,000         46,437,720
--------------------------------------------------------------------------------
Progressive Corp.                                    179,500          3,302,800
--------------------------------------------------------------------------------
Prudential Financial, Inc.                           111,700         10,515,438
--------------------------------------------------------------------------------
Safeco Corp.                                          60,700          3,502,997
--------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                         1,333,200         70,806,252
                                                               -----------------
                                                                    666,501,837
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc. 2                    156,000          7,244,640
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Fannie Mae                                         2,082,500         80,009,650
--------------------------------------------------------------------------------
Freddie Mac                                          251,300          8,813,091
--------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                               53,600            709,128
--------------------------------------------------------------------------------
Washington Mutual, Inc. 2                          1,505,900         29,365,050
                                                               -----------------
                                                                    118,896,919
--------------------------------------------------------------------------------
HEALTH CARE--9.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.3%
Amgen, Inc. 1                                      1,013,200         55,979,300
--------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                  848,200         62,868,584
--------------------------------------------------------------------------------
Genentech, Inc. 1                                    389,500         29,699,375
                                                               -----------------
                                                                    148,547,259
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Baxter International, Inc.                           438,200         26,235,034
--------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                            15,400          5,046,272
--------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1,2                            73,300          4,298,312
--------------------------------------------------------------------------------
Medtronic, Inc.                                      286,700         14,578,695
                                                               -----------------
                                                                     50,158,313
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.5%
Aetna, Inc.                                        1,283,600         71,727,568
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                               86,400          3,919,968
--------------------------------------------------------------------------------
CIGNA Corp.                                           89,700          4,808,817
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                          69,400          4,016,872
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                              880,000         59,620,000
--------------------------------------------------------------------------------
Health Net, Inc. 1                                    91,900          4,464,502
--------------------------------------------------------------------------------


            8 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
--------------------------------------------------------------------------------
Humana, Inc. 1                                        87,300   $      6,724,719
--------------------------------------------------------------------------------
Lincare Holdings, Inc. 1,2                            78,800          2,694,172
--------------------------------------------------------------------------------
McKesson Corp.                                       738,300         49,266,759
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                       707,600         70,752,924
--------------------------------------------------------------------------------
Omnicare, Inc. 2                                      81,200          2,068,976
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                           1,888,794        103,883,670
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                  1,364,172        114,876,924
                                                               -----------------
                                                                    498,825,871
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Invitrogen Corp. 1                                    52,500          5,093,025
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.6%
Endo Pharmaceuticals Holdings, Inc. 1                107,000          2,932,870
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                          848,700         32,717,385
--------------------------------------------------------------------------------
Johnson & Johnson                                  2,813,544        190,589,471
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                         363,700          3,851,583
--------------------------------------------------------------------------------
Merck & Co., Inc.                                    593,144         35,209,028
--------------------------------------------------------------------------------
Pfizer, Inc.                                       3,714,792         88,263,458
--------------------------------------------------------------------------------
Sepracor, Inc. 1                                     142,600          3,783,178
--------------------------------------------------------------------------------
Wyeth                                                832,900         40,895,390
                                                               -----------------
                                                                    398,242,363
--------------------------------------------------------------------------------
INDUSTRIALS--10.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.6%
Boeing Co.                                         1,334,696        127,177,558
--------------------------------------------------------------------------------
Honeywell International, Inc.                        909,900         51,518,538
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                    434,950         48,127,218
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                238,300         26,372,661
--------------------------------------------------------------------------------
Northrop Grumman Corp.                               641,070         50,509,905
--------------------------------------------------------------------------------
Raytheon Co.                                       1,050,900         64,998,165
--------------------------------------------------------------------------------
United Technologies Corp.                            438,400         32,779,168
                                                               -----------------
                                                                    401,483,213
--------------------------------------------------------------------------------
AIRLINES--0.2%
AMR Corp. 1,2                                        195,900          4,149,162
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                  128,700          3,622,905
--------------------------------------------------------------------------------
Northwest Airlines Corp. 1                           165,100          3,001,518
--------------------------------------------------------------------------------
UAL Corp. 1,2                                         73,400          3,004,996
--------------------------------------------------------------------------------
US Airways Group, Inc. 1                             132,900          2,760,333
                                                               -----------------
                                                                     16,538,914
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Lennox International, Inc.                            24,700            835,848
--------------------------------------------------------------------------------
USG Corp. 1,2                                        106,600          3,911,154
                                                               -----------------
                                                                      4,747,002
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
ChoicePoint, Inc. 1                                  100,800          3,815,280
--------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                   37,700          2,529,293
--------------------------------------------------------------------------------


            9 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
--------------------------------------------------------------------------------
Robert Half International, Inc.                      112,400   $      3,030,304
--------------------------------------------------------------------------------
Waste Management,  Inc.                              185,400          6,362,928
                                                               -----------------
                                                                     15,737,805
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Fluor Corp.                                           32,774          4,823,350
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Acuity Brands, Inc.                                   24,900            983,301
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                             63,400          4,304,226
--------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                74,800          4,066,128
                                                               -----------------
                                                                      9,353,655
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.7%
3M Co.                                               631,700         52,595,342
--------------------------------------------------------------------------------
General Electric Co.                              10,584,234        405,270,320
--------------------------------------------------------------------------------
Teleflex, Inc.                                        42,600          2,570,058
--------------------------------------------------------------------------------
Textron, Inc.                                        163,400         11,282,770
--------------------------------------------------------------------------------
Tyco International Ltd.                            1,301,025         52,210,133
                                                               -----------------
                                                                    523,928,623
--------------------------------------------------------------------------------
MACHINERY--1.2%
Cummins, Inc.                                        220,900         25,823,210
--------------------------------------------------------------------------------
Danaher Corp.                                         88,700          7,700,934
--------------------------------------------------------------------------------
Deere & Co.                                          153,600         26,388,480
--------------------------------------------------------------------------------
Eaton Corp.                                          157,700         14,084,187
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                       224,400         11,588,016
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                557,900         44,313,997
--------------------------------------------------------------------------------
SPX Corp.                                             49,200          5,006,592
--------------------------------------------------------------------------------
Toro Co. (The)                                        29,300          1,630,545
                                                               -----------------
                                                                    136,535,961
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--27.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.0%
Cisco Systems, Inc. 1                              8,253,200        231,254,664
--------------------------------------------------------------------------------
CommScope, Inc. 1                                     91,600          3,709,800
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                   88,400          2,335,528
--------------------------------------------------------------------------------
Foundry Networks, Inc. 1                             203,700          3,591,231
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                           1,795,474         53,361,487
--------------------------------------------------------------------------------
Motorola, Inc.                                     3,754,100         59,952,977
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                     4,872,675        198,707,687
                                                               -----------------
                                                                    552,913,374
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--7.7%
Apple, Inc. 1                                        875,000        159,442,500
--------------------------------------------------------------------------------
Dell, Inc. 1                                       2,139,400         52,500,876
--------------------------------------------------------------------------------
EMC Corp. 1                                        3,617,300         69,705,371
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                5,682,200        290,701,352
--------------------------------------------------------------------------------
International Business Machines Corp.              2,200,900        231,490,662
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                 112,900          3,937,952
--------------------------------------------------------------------------------
NCR Corp. 1                                          167,400          4,007,556
--------------------------------------------------------------------------------


            10 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                            207,900   $      5,137,209
--------------------------------------------------------------------------------
Seagate Technology                                 1,208,768         31,174,127
--------------------------------------------------------------------------------
Teradata Corp. 1                                     105,200          2,730,992
--------------------------------------------------------------------------------
Western Digital Corp. 1                              191,700          5,296,671
                                                               -----------------
                                                                    856,125,268
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Agilent Technologies, Inc. 1                       1,518,000         57,425,940
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                            116,300          4,304,263
--------------------------------------------------------------------------------
Avnet, Inc. 1                                        123,100          4,246,950
                                                               -----------------
                                                                     65,977,153
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.1%
eBay, Inc. 1                                       1,943,100         65,152,143
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                232,300        160,983,900
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                     114,500          4,683,050
                                                               -----------------
                                                                    230,819,093
--------------------------------------------------------------------------------
IT SERVICES--1.9%
Accenture Ltd., Cl. A                              1,578,500         54,552,960
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1           95,200          3,994,592
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                    1,355,600         61,083,336
--------------------------------------------------------------------------------
Computer Sciences Corp. 1                             99,500          5,255,590
--------------------------------------------------------------------------------
Convergys Corp. 1                                     28,800            469,728
--------------------------------------------------------------------------------
DST Systems, Inc. 1                                   53,600          4,542,600
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                      2,087,800         42,298,828
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1                                60,900          1,150,401
--------------------------------------------------------------------------------
Hewitt Associates, Inc. 1                             79,000          2,962,500
--------------------------------------------------------------------------------
MasterCard, Inc., Cl. A 2                            112,600         22,593,190
--------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1                                42,900          1,362,933
--------------------------------------------------------------------------------
SAIC, Inc. 1                                         138,300          2,757,702
--------------------------------------------------------------------------------
Western Union Co.                                    271,100          6,126,860
                                                               -----------------
                                                                    209,151,220
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Xerox Corp. 1                                      2,824,800         47,682,624
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--3.6%
Analog Devices, Inc.                                 583,900         17,972,442
--------------------------------------------------------------------------------
Applied Materials, Inc.                            3,023,900         56,940,037
--------------------------------------------------------------------------------
Atmel Corp. 1                                        129,400            568,066
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                 149,800          1,817,074
--------------------------------------------------------------------------------
Intel Corp.                                        5,864,000        152,933,120
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                140,300          3,499,082
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                      60,700          2,918,456
--------------------------------------------------------------------------------
Lam Research Corp. 1                                  71,800          3,292,030
--------------------------------------------------------------------------------
Linear Technology Corp. 2                            150,500          4,584,230
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                     71,200          5,523,696
--------------------------------------------------------------------------------
National Semiconductor Corp.                         200,000          4,572,000
--------------------------------------------------------------------------------


            11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
CONTINUED
--------------------------------------------------------------------------------
Novellus Systems, Inc. 1                             155,000   $      4,031,550
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                     1,694,600         53,447,684
--------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                           403,700          3,710,003
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                     288,300          3,139,587
--------------------------------------------------------------------------------
Texas Instruments, Inc.                            2,307,600         72,850,932
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
Inc. 1                                                99,800          4,142,698
--------------------------------------------------------------------------------
Xilinx, Inc.                                         203,500          4,456,650
                                                               -----------------
                                                                    400,399,337
--------------------------------------------------------------------------------
SOFTWARE--5.8%
Activision, Inc. 1                                   163,900          3,630,385
--------------------------------------------------------------------------------
Adobe Systems, Inc. 1                                872,600         36,771,364
--------------------------------------------------------------------------------
Ansys, Inc. 1                                         72,300          2,809,578
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                     119,100          5,608,419
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                  342,000          5,413,860
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                 154,000          5,094,320
--------------------------------------------------------------------------------
CA, Inc.                                             798,300         19,550,367
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                       252,400          4,189,840
--------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 1             100,900          2,302,538
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                93,500          3,457,630
--------------------------------------------------------------------------------
Cognos, Inc. 1                                        43,500          2,491,680
--------------------------------------------------------------------------------
Compuware Corp. 1                                    420,400          3,472,504
--------------------------------------------------------------------------------
Intuit, Inc. 1                                       188,600          5,529,752
--------------------------------------------------------------------------------
McAfee, Inc. 1                                       121,700          4,740,215
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                39,900          2,878,386
--------------------------------------------------------------------------------
Microsoft Corp.                                   11,555,654        388,269,974
--------------------------------------------------------------------------------
Novell, Inc. 1                                       539,000          3,783,780
--------------------------------------------------------------------------------
Oracle Corp. 1                                     3,723,900         75,148,302
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                      205,400          4,112,108
--------------------------------------------------------------------------------
Symantec Corp. 1                                   2,915,700         51,899,460
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                     145,800          3,588,138
                                                               -----------------
                                                                    634,742,600
--------------------------------------------------------------------------------
MATERIALS--2.7%
--------------------------------------------------------------------------------
CHEMICALS--0.9%
Ashland, Inc.                                         73,700          3,628,988
--------------------------------------------------------------------------------
Celanese Corp., Series A                              82,400          3,269,632
--------------------------------------------------------------------------------
Dow Chemical Co. (The)                               653,300         27,399,402
--------------------------------------------------------------------------------
Monsanto Co.                                         117,200         11,646,164
--------------------------------------------------------------------------------
Mosaic Co. (The) 1                                   640,670         44,302,331
--------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                   59,200          2,185,072
--------------------------------------------------------------------------------
Terra Industries, Inc. 1                              86,500          3,267,970
--------------------------------------------------------------------------------
Zep, Inc. 1                                            8,350            109,636
                                                               -----------------
                                                                     95,809,195


            12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Owens-Illinois, Inc. 1                               119,600   $      5,368,844
--------------------------------------------------------------------------------
Packaging Corp. of America                           127,700          3,612,633
                                                               -----------------
                                                                      8,981,477
--------------------------------------------------------------------------------
METALS & MINING--1.3%
AK Steel Holding Corp. 1                              71,800          3,200,126
--------------------------------------------------------------------------------
Carpenter Technology Corp.                            43,300          3,266,985
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B          219,700         21,734,921
--------------------------------------------------------------------------------
Nucor Corp.                                          935,500         55,390,955
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                         55,900          2,883,881
--------------------------------------------------------------------------------
Southern Copper Corp. 2                              393,010         43,486,557
--------------------------------------------------------------------------------
United States Steel Corp.                            144,300         14,098,110
                                                               -----------------
                                                                    144,061,535
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
International Paper Co.                            1,364,800         46,062,000
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
AT&T, Inc.                                         5,904,711        225,619,007
--------------------------------------------------------------------------------
CenturyTel, Inc.                                     102,700          4,378,101
--------------------------------------------------------------------------------
Embarq Corp.                                          95,000          4,840,250
--------------------------------------------------------------------------------
Qwest Communications International, Inc. 1         6,505,900         43,134,117
--------------------------------------------------------------------------------
Verizon Communications, Inc.                       1,053,000         45,500,130
--------------------------------------------------------------------------------
Windstream Corp.                                     127,700          1,653,715
                                                               -----------------
                                                                    325,125,320
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
American Tower Corp. 1                               150,800          6,867,432
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                  510,888          7,928,982
--------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                        58,300          3,629,175
                                                               -----------------
                                                                     18,425,589
--------------------------------------------------------------------------------
UTILITIES--0.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.1%
Duke Energy Corp.                                    370,000          7,322,300
--------------------------------------------------------------------------------
Progress Energy, Inc.                                 73,500          3,588,270
--------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value
Obligation 1,3                                       680,100            224,429
                                                               -----------------
                                                                     11,134,999
                                                               -----------------
Total Common Stocks (Cost $9,312,105,140)                        11,027,203,302
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization
Preferred Shares 1,3 (Cost $0)                       100,000                120

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1               485,800             83,023
--------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp.
12/10/07 1                                            68,554                 14
                                                               -----------------
Total Rights, Warrants and Certificates (Cost $0)                        83,037


            13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST
$9,312,105,140)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--3.6% 4
--------------------------------------------------------------------------------
Undivided interest of 3.11% in joint
repurchase agreement (Principal Amount/Value
$2,250,000,000, with a maturity value of
$2,250,866,250 with Banc of America
Securities LLC, 4.62%, dated 11/30/07, to be
repurchased at $70,026,950 on 12/3/07,
collateralized by U.S. Agency Mortgages,
0%-5%, 6/1/35-1/1/36, with a value of
$2,295,000,000                                  $ 70,000,000         70,000,000
--------------------------------------------------------------------------------
Undivided interest of 3.33% in joint
repurchase agreement (Principal Amount/Value
$3,000,000,000, with a maturity value of
$3,001,152,500) with UBS Securities LLC,
4.61%, dated 11/30/07, to be repurchased at
$100,038,417 on 12/3/07, collateralized by
U.S. Agency Mortgages, 0%-7.25%,
1/15/09-9/15/37, with a value of
$3,060,000,459                                   100,000,000        100,000,000
--------------------------------------------------------------------------------
Undivided interest of 3.71% in joint
repurchase agreement (Principal Amount/Value
$6,000,000,000, with a maturity value of
$6,002,310,000) with Bank of America NA,
4.62%, dated 11/30/07, to be repurchased at
$222,922,578 on 12/3/07, collateralized by
U.S. Agency Mortgages, 4.50%- 7%,
9/1/19-2/1/36, with a value of $6,120,000,000    222,836,786        222,836,786
                                                               -----------------
Total Investments Purchased with Cash
Collateral from Securities Loaned
(Cost $392,836,786)                                                 392,836,786

--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $9,704,941,926)                                  103.2%    11,420,123,245
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (3.2)      (350,073,939)

                                                --------------------------------
NET ASSETS                                             100.0%  $ 11,070,049,306
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of November 30, 2007 was $224,549, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

4. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when


            14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies that are not traded on an exchange are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID SECURITIES

As of November 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of November 30, 2007, the Fund had on loan securities valued at $391,575,183 which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at


            15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

value" and, when applicable, as "Receivable for Investments sold." Collateral of $392,836,786 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $ 9,787,684,181
                                  ================

Gross unrealized appreciation     $ 2,069,694,602
Gross unrealized depreciation        (437,255,538)
                                  ----------------
Net unrealized appreciation       $ 1,632,439,064
                                  ================


            16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust III

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008


By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    01/14/2008